Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - Non-Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] - EUR (€)
€ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	€ 40,485	€ 42,570
Financial Liabilities, Carrying Value	1,501	1,565
Off balance sheet commitments	9,979	16,969
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value		764
Off balance sheet commitments		350
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value	40,485	41,805
Financial Liabilities, Carrying Value	1,501	1,542
Off balance sheet commitments	€ 9,979	16,435
CHF LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Assets, Carrying Value		1
EONIA [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial Liabilities, Carrying Value		23
Off balance sheet commitments		€ 184